SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information
Schedule of group operates in two main geographic areas
	2017			2016			2015
	Chile	Colombia	Total	Chile	Colombia	Total	Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest income	1,067,124	579,205	1,646,329	1,013,951	495,252	1,509,203	501,982	—	501,982
Interest expense	(529,584)	(333,763)	(863,347)	(554,246)	(315,782)	(870,028)	(278,692)	—	(278,692)
Net interest income	537,540	245,442	782,982	459,705	179,470	639,175	223,290	—	223,290

Schedule of assets and liabilities

c.1 Assets and Liabilities

		As of December 31, 2017
		Chile	Colombia	Total
	Note	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	5a)	609,279	354,751	964,030
Cash in the process of collection	5b)	155,950	1,067	157,017
Trading portfolio financial assets	6	25,652	389,409	415,061
Investments under agreements to resell	7	2,292	26,232	28,524
Derivative financial instruments	8	1,158,002	90,773	1,248,775
Loans and receivables from banks - Loans and receivables from customers, net	9/10	15,599,269	4,234,886	19,834,155
Financial investments available-for-sale	11	1,937,909	725,569	2,663,478
Held to maturity investments	11	95,652	106,378	202,030
Intangible assets (*)	12	1,378,942	183,712	1,562,654
Property, plant and equipment, net	13	82,481	48,098	130,579
Current income taxes	14	202,093	36,359	238,452
Deferred income taxes	14	140,685	—	140,685
Other assets	15	348,717	80,308	429,025
Non-current assets held for sale	15	18,308	—	18,308
		21,755,231	6,277,542	28,032,773

		As of December 31, 2017
		Chile	Colombia	Total
	Note	MCh$	MCh$	MCh$
LIABILITIES
Current accounts and demand deposits	16	2,399,159	1,742,508	4,141,667
Transaction in the course of payment	5b)	109,496	—	109,496
Obligations under repurchase agreements	7	44,264	376,656	420,920
Time deposits and saving accounts	16	7,868,572	2,196,671	10,065,243
Derivative financial instruments	8	1,036,024	59,130	1,095,154
Borrowings from financial institutions	17	1,545,143	650,987	2,196,130
Debt issued	18	5,484,562	465,476	5,950,038
Other financial obligations	18	16,255	811	17,066
Current income tax provision	14	624	—	624
Deferred income taxes	14	53	26,301	26,354
Provisions	19	61,038	56,851	117,889
Other liabilities	20	399,760	63,675	463,435
Liabilities directly associated with non-current assets held for sale	20	—	—	—
		18,964,950	5,639,066	24,604,016

(*)This includes goodwill generated in business combinations between Banco Itaú Chile and Corpbanca totaling MCh$1,126,663(18) as of December 31, 2017 (MCh$1,145,308 in 2016).

		As of December 31, 2016
		Chile	Colombia	Total
	Note	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	5a)	816,190	670,947	1,487,137
Cash in the process of collection	5b)	142,553	3,216	145,769
Trading portfolio financial assets	6	64,707	567,850	632,557
Investments under agreements to resell	7	33,820	136,422	170,242
Derivative financial instruments	8	1,010,134	92,635	1,102,769
Loans and receivables from banks - Loans and receivables from customers, net	9/10	15,763,007	4,832,209	20,595,216
Financial investments available-for-sale	11	1,626,951	447,126	2,074,077
Held to maturity investments	11	94,269	132,164	226,433
Intangible assets (*)	12	1,403,454	211,021	1,614,475
Property, plant and equipment, net	13	81,798	39,245	121,043
Current income taxes	14	138,942	25,354	164,296
Deferred income taxes	14	110,739	26	110,765
Other assets	15	334,161	93,233	427,394
Non-current assets held for sale	15	37,164	—	37,164
		21,657,889	7,251,448	28,909,337

		As of December 31, 2016
		Chile	Colombia	Total
	Note	MCh$	MCh$	MCh$
LIABILITIES
Current accounts and demand deposits	16	2,331,735	2,121,456	4,453,191
Transaction in the course of payment	5b)	67,410	3	67,413
Obligations under repurchase agreements	7	5,470	368,409	373,879
Time deposits and saving accounts	16	8,889,741	2,691,969	11,581,710
Derivative financial instruments	8	854,431	52,903	907,334
Borrowings from financial institutions	17	1,640,136	539,734	2,179,870
Debt issued	18	4,874,653	585,600	5,460,253
Other financial obligations	18	23,298	2,265	25,563
Current income tax provision	14	475	1,411	1,886
Deferred income taxes	14	29	57,607	57,636
Provisions	19	43,600	56,448	100,048
Other liabilities	20	205,364	64,446	269,810
Liabilities directly associated with non-current assets held for sale	20	7,032	—	7,032
		18,943,374	6,542,251	25,485,625

Schedule of Income

c.2 Income

	As of December 31, 2017
	Chile	Colombia	Total
	MCh$	MCh$	MCh$
Net interest income	537,540	245,442	782,982
Net services fees income	135,624	41,947	177,571
Trading and investment income, net	(49,615)	57,883	8,268
Foreign exchange gains (losses), net	34,661	11,504	46,165
Other operating income	33,398	8,134	41,532
Provision for loan losses	(169,233)	(146,184)	(315,417)
Total operating income, net of provision for loan losses, interest and fees	522,375	218,726	741,101
Other income and expenses	—	—	—
Depreciaion and Amortization	(51,213)	(30,632)	(81,845)
Other Operating expenses	(424,733)	(224,569)	(649,302)
Total operating expenses	(475,946)	(255,201)	(731,147)
Income before taxes	46,429	(36,475)	9,954
Income (loss) taxes	31,188	21,683	52,871
Income from continuing operations	77,617	(14,792)	62,825
Income (loss) discontinued operations		—	—
Net income for the period	77,617	(14,792)	62,825
Average loans	15,950,784	4,906,758	20,857,542
Average investments	1,565,017	1,141,938	2,706,955

	As of December 31, 2016
	Chile	Colombia	Total
	MCh$	MCh$	MCh$
Net interest income	459,705	179,470	639,175
Net services fees income	112,147	38,649	150,796
Trading and investment income, net	38,642	74,310	112,952
Foreign exchange gains (losses), net	(26,744)	(22,104)	(48,848)
Other operating income	9,058	10,389	19,447
Provision for loan losses	(146,812)	(99,178)	(245,990)
Total operating income, net of provision for loan losses, interest and fees	445,996	181,536	627,532
Other income and expenses	—	—	—
Depreciation and Amortization	(40,610)	(23,082)	(63,692)
Other Operating expenses	(397,060)	(155,875)	(552,935)
Total operating expenses	(437,670)	(178,957)	(616,627)
Income before taxes	8,326	2,579	10,905
Income (loss) taxes	(84)	3,652	3,568
Income from continuing operations	8,242	6,231	14,473
Income (loss) discontinued operations	(504)	—	(504)
Net income for the period	7,738	6,231	13,969
Average loans	12,645,761	5,156,124	17,801,885
Average investments	830,584	1,142,595	1,973,179

	As of December 31, 2015
	Chile	Colombia	Total
	MCh$	MCh$	MCh$
Net interest income	223,290	—	223,290
Net services fees income	71,088	—	71,088
Trading and investment income, net	(33,182)	—	(33,182)
Foreign exchange gains (losses), net	74,461	—	74,461
Other operating income	8,761	—	8,761
Provision for loan losses	(42,929)	—	(42,929)
Total operating income, net of provision for loan losses, interest and fees	301,489	—	301,489
Other income and expenses	—	—	—
Depreciation and Amortization	(9,785)	—	(9,785)
Other operating expenses	(168,675)	—	(168,675)
Total operating expenses	(178,460)	—	(178,460)
Income before taxes	123,029	—	123,029
Income (loss) taxes	(17,263)	—	(17,263)
Income from continuing operations	105,766	—	105,766
Income (loss) discontinued operations	—	—	—
Net income for the period	105,766	—	105,766
Average loans	6,410,592	—	6,410,592
Average investments	496,220	—	496,220